UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2011


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        08/10/2011
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     22

Form 13F Information Table Value Total:               $262,849


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/2011


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----

AFLAC INC COM STK	  COM	 001055102   22,257	476,806	 SH	   Shared-defined  1234	      476,806
AMERICAN CAP STRATEGIES
  LTD COM STK		  COM	 02503Y103    7,892	794,789	 SH	   Shared-defined  1234	      794,789
AMERICAN EQUITY
  INVESTMENT LIF COM STK  COM	 025676206   11,210	881,970	 SH	   Shared-defined  1234	      881,970
BLACKROCK INC COM NEW	  COM	 09247X101    7,880	 41,082	 SH	   Shared-defined  1234	       41,082
ENCORE CAP GROUP
  INC COM STK		  COM	 292554102    7,469	243,117	 SH	   Shared-defined  1234	      243,117
FORTEGRA FINL
  CORP COM STK		  COM	 34954W104    8,573   1,093,467	 SH	   Shared-defined   123	    1,093,467
THE HANOVER INSURANCE
  GROUP IN COM STK	  COM	 410867105   12,306	326,335	 SH	   Shared-defined  1234	      326,335
HARTFORD FINL SVCS
  GROUP INC COM STK	  COM	 416515104    6,961	263,992	 SH	   Shared-defined  1234	      263,992
INTERCONTINENTAL EXCHANGE COM	 45865V100   10,301	 82,600	 SH	   Shared-defined  1234	       82,600
MF GLOBAL HOLDINGS
  LTD COM STK		  COM	 55277J108   21,359   2,759,593	 SH	   Shared-defined  1234	    2,759,593
META FINL GROUP
  INC COM STK		  COM	 59100U108    4,298	225,605	 SH	   Shared-defined   123	      225,605
METROCORP BANCSHARES
  INC COM STK		  COM	 591650106    5,394	829,783	 SH	   Shared-defined   123	      829,783
NELNET INC CL A COM STK	  COM	 64031N108   14,793	670,569	 SH	   Shared-defined   123	      670,569
OLD NATIONAL
  BANCORPEVANSVIL COM STK COM	 680033107    7,349	680,418	 SH	   Shared-defined  1234	      680,418
SCHWAB CHARLES CORP
  NEW COM STK		  COM	 808513105   15,942	969,122	 SH	   Shared-defined  1234	      969,122
SEABRIGHT HOLDINGS INC	  COM	 811656107   12,177   1,230,008	 SH	   Shared-defined   123	    1,230,008
ASPEN INS HLDGS
  LTD COM STK		  COM	 G05384105   10,958	425,889	 SH	   Shared-defined  1234	      425,889
ASSURED GUARANTY
  LTD (BERMUDA) COM STK	  COM	 G0585R106   12,428	761,990	 SH	   Shared-defined  1234	      761,990
LAZARD LTD COM		  COM	 G54050102   14,540	391,924	 SH	   Shared-defined  1234	      391,924
SEACUBE CONTAINER
  LEASING LTD COM STK	  COM	 G79978105   14,293	831,938	 SH	   Shared-defined   123	      831,938
MFA FINANCIAL INC COM STK COM	 55272X102   17,432   2,168,129	 SH	   Shared-defined  1234	    2,168,129
TWO HARBORS
  INVESTMENT CORP	  COM	 90187B101   17,038   1,584,929	 SH	   Shared-defined  1234	    1,584,929
